Stockholders’ Equity (Details)													1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 06, 2023 USD ($) $ / shares shares	Apr. 14, 2023 USD ($) $ / shares shares	Feb. 17, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($)	Jul. 27, 2022 USD ($) $ / shares shares	May 05, 2022 USD ($)	Apr. 25, 2022 USD ($)	May 17, 2021 USD ($) $ / shares	Apr. 26, 2021 USD ($) $ / shares shares	Apr. 23, 2021 USD ($) $ / shares shares	Nov. 11, 2020 USD ($) $ / shares shares	Feb. 19, 2020 USD ($) $ / shares shares	Jul. 31, 2022	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Stockholders’ Equity (Details) [Line Items]
Authorized classes of stock																2		2
Classes of capital stock | shares																101,000,000		101,000,000
Common stock authorized | shares																100,000,000		100,000,000	30,000,000
Common Stock par value (in Dollars per share)																$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock authorized | shares																1,000,000		1,000,000	1,000,000
Preferred stock par value (in Dollars per share)																$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, share issued | shares																0		0	0
Preferred stock, share outstanding | shares																0		0	0
Offering price (in Dollars) | $					$ 14,000,000
Aggregate gross percentage													6.00%
Average price (in Dollars per share)								$ 50
Net proceeds (in Dollars) | $																$ 884,586	$ 3,763,494	$ 3,763,494
Price per share (in Dollars per share)					$ 3.5
Excluding the proceeds (in Dollars) | $					$ 13,100,000
Warrants issued								10 years
Aggregate conditional capital commitment (in Dollars) | $								$ 750,000,000
Aggregate conditional capital expenditures (in Dollars) | $								500,000,000
Private warrant liability (in Dollars) | $																		2,000
Shares issued (in Dollars per share)											$ 10
Purchase per units (in Dollars per share)												$ 11.5
Company reacquired | shares									134,449		600,000
Cash renewables (in Dollars) | $									$ 2,000,000										6,000,000
Average closing price (in Dollars per share)									$ 14.87		$ 14.87
Purchase authorized (in Dollars) | $								250,000,000
Grant date fair value (in Dollars) | $								12,600,000
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common Stock par value (in Dollars per share)					$ 0.0001
Shares of common stock | shares					2,150,000
Prefunded Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants purchase | shares					1,850,000
Price per share (in Dollars per share)					$ 3.4999
Number of shares | shares					1
Exercised date					6 months
Duration of warrants terminate					5 years
Warrants and Rights Outstanding, Vesting Period					6 months
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock | shares											1,353,750	5,750,000
Warrants purchase | shares					4,000,000
Price per share (in Dollars per share)																		$ 16.5
Exercise price per share (in Dollars per share)					$ 3.75													11.5
Class of Warrant or Right, Redemption Price of Warrants or Rights (in Dollars per share)																		$ 0.01
Notice period																		30 days
Stonepeak/Evolve Warrants, Series B [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																$ 10		$ 10
Warrants outstanding (in Dollars) | $								12,800,000
Stonepeak/Evolve Warrants, Series C [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																15		15
Warrants outstanding (in Dollars) | $								5,600,000
Stonepeak/Evolve Warrants, Series D [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																20		20
Warrants outstanding (in Dollars) | $								4,800,000
Stonepeak/Evolve Warrants, Series E [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																30		30
Warrants outstanding (in Dollars) | $								3,800,000
Stonepeak/Evolve Warrants, Series F [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																$ 40		40
Warrants outstanding (in Dollars) | $								$ 3,200,000
Nuvve [Member]
Stockholders’ Equity (Details) [Line Items]
Share purchase | shares										134,499					134,499
Stock repurchased, average cost per share (in Dollars per share)										$ 14.87					$ 14.87			$ 14.87
Repurchase of common stock (in Dollars) | $										$ 2,000,000	$ 2,000,000				$ 2,000,000			$ 2,000,000
Stonepeak Rocket Holdings [Member]
Stockholders’ Equity (Details) [Line Items]
Warrant percentage								90.00%
Evolve Transition Infrastructure [Member]
Stockholders’ Equity (Details) [Line Items]
Warrant percentage								10.00%
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)					3.75
Warrants issued								10 years
Warrant [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common Stock par value (in Dollars per share)					$ 0.0001
Stonepeak/Evolve Warrants, Series B [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants purchase | shares																2,000,000		2,000,000
Exercise price per share (in Dollars per share)																$ 10		$ 10
Stonepeak/Evolve Warrants, Series C [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants purchase | shares																1,000,000		1,000,000
Exercise price per share (in Dollars per share)																$ 15		$ 15
Percentage of share issuance																50.00%		50.00%
Issuance vested																50.00%		50.00%
Aggregate capital expenditures (in Dollars) | $																$ 125,000,000		$ 125,000,000
Stonepeak/Evolve Warrants, Series D [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants purchase | shares																1,000,000		1,000,000
Exercise price per share (in Dollars per share)																$ 20		$ 20
Percentage of share issuance																50.00%		50.00%
Issuance vested																50.00%		50.00%
Aggregate capital expenditures (in Dollars) | $																$ 250,000,000		$ 250,000,000
Stonepeak/Evolve Warrants, Series E [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants purchase | shares																1,000,000		1,000,000
Exercise price per share (in Dollars per share)																$ 30		$ 30
Percentage of share issuance																50.00%		50.00%
Issuance vested																50.00%		50.00%
Aggregate capital expenditures (in Dollars) | $																$ 375,000,000		$ 375,000,000
Stonepeak/Evolve Warrants, Series F [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants purchase | shares																1,000,000		1,000,000
Exercise price per share (in Dollars per share)																$ 40		$ 40
Exercised date								180 days
Percentage of share issuance																50.00%		50.00%
Issuance vested																50.00%		50.00%
Aggregate capital expenditures (in Dollars) | $																$ 500,000,000		$ 500,000,000
PIPE Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock | shares											1.9
Average price (in Dollars per share)											$ 11.5
Fair Value, Inputs, Level 3 [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants outstanding (in Dollars) | $																		$ 2,000
Shelf Registration [Member]
Stockholders’ Equity (Details) [Line Items]
Offering price (in Dollars) | $						$ 100,000,000	$ 100,000,000
At The Market Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Offering price (in Dollars) | $				$ 25,000,000		$ 25,000,000
Aggregate gross percentage				3.00%		3.00%
Shares of common stock | shares																1,512,172		792,882
Average price (in Dollars per share)																$ 0.64		$ 4.97
Net proceeds (in Dollars) | $																$ 900,000		$ 3,800,000
Offering program (in Dollars) | $				$ 50,000
IPO [Member]
Stockholders’ Equity (Details) [Line Items]
Number of warrants | shares												1
IPO [Member] | Newborn Acquisition Corp [Member]
Stockholders’ Equity (Details) [Line Items]
Number of shares | shares												1
Number of warrants | shares												1
Shares issued (in Dollars per share)																		$ 10
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Private warrant gain (in Dollars) | $																		$ 864,000
Private Placement [Member] | Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Private unit | shares												272,500
Private Placement [Member] | Newborn Acquisition Corp [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock | shares																		272,500
Number of warrants | shares												1
Shares issued (in Dollars per share)																		$ 10
Private Placement [Member] | Warrant [Member] | Newborn Acquisition Corp [Member]
Stockholders’ Equity (Details) [Line Items]
Number of warrants | shares												1
Private Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants outstanding (in Dollars) | $														$ 2,000			2,000		866,000
Private warrant gain (in Dollars) | $														170,000			854,000		387,228
Private Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants outstanding (in Dollars) | $														$ 2,000		$ 4	$ 2,000		$ 866,000
Registered Direct Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregate gross percentage	6.00%	6.00%	6.00%
Net proceeds (in Dollars) | $	$ 1,000,000	$ 1,000,000	$ 500,000
Price per share (in Dollars per share)	$ 0.4	$ 0.55	$ 0.92
Registered Direct Offering [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock | shares	2,492,530	1,818,181	543,478
Securities Purchase Agreement [Member] | Stonepeak and Evolve Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Warrant percentage								90.00%
Securities Purchase Agreement [Member] | Evolve Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Warrant percentage								10.00%
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Stonepeak/Evolve Warrants, Series B [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants outstanding (in Dollars) | $								$ 12,800,000
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Stonepeak/Evolve Warrants, Series C [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																$ 15
Warrants issued																8 years 4 months 24 days
Warrants outstanding (in Dollars) | $								5,600,000
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Stonepeak/Evolve Warrants, Series D [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																$ 20
Warrants issued																8 years 4 months 24 days
Warrants outstanding (in Dollars) | $								4,800,000
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Stonepeak/Evolve Warrants, Series E [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																$ 30
Warrants issued																8 years 4 months 24 days
Warrants outstanding (in Dollars) | $								3,800,000
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Stonepeak/Evolve Warrants, Series F [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																$ 40
Warrants issued																8 years 4 months 24 days
Warrants outstanding (in Dollars) | $								$ 3,200,000
Unit Purchase Option [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued (in Dollars per share)												$ 100
Purchase units | shares												316,250
Purchase per units (in Dollars per share)												$ 11.5
Aggregate exercise price (in Dollars) | $												$ 3,636,875
Unit Purchase Option [Member] | Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Registration rights for periods												5 years
Unit Purchase Option [Member] | Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Registration rights for periods												7 years
Unit Purchase Option [Member] | Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Purchase per units (in Dollars per share)												$ 11.5
Investor [Member]
Stockholders’ Equity (Details) [Line Items]
Investors agreed to purchase | shares											1,425,000
Purchase price per share (in Dollars per share)											$ 10
Purchase price (in Dollars) | $											$ 14,250,000
Investor [Member] | Newborn [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock | shares											1,425,000
Average price (in Dollars per share)											$ 10
PIPE [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock | shares											1.9
Average price (in Dollars per share)											$ 11.5
PIPE [Member] | Newborn [Member]
Stockholders’ Equity (Details) [Line Items]
Offering price (in Dollars) | $											$ 14,250,000